UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/99

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    P.J. Schmidt Investment Management, Inc.
Address: W62 N570 Washington Avenue

         Cedarburg, WI 53012

13F File Number:28-5266

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Phillip J. Schmidt
Title:    President
Phone:    (262) 377-0484
Signature, Place, and Date of Signing:

    Phillip J. Schmidt  Cedarburg, WI    January 19, 2000


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:      95

Form 13F Information Table Entry Total:       $198,080,000



List of Other Included Managers:

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Labs                    COM              002824100     2807    77300 SH       SOLE                             77300
Abercrombie & Fitch            COM              002896207      392    14700 SH       SOLE                             14700
Albertson's Inc                COM              013104104     1787    55400 SH       SOLE                             55400
Amer Home Prod                 COM              026609107      734    18700 SH       SOLE                             18700
Amgen Inc                      COM              031162100      372     6200 SH       SOLE                              6200
Applebees Int                  COM              037899101     1628    55200 SH       SOLE                             55200
Assoc Banc-Corp                COM              045487105     3891   113620 SH       SOLE                            113620
Atlantic Richfield             COM              048825103     5271    60934 SH       SOLE                             60934
Avery Dennison                 COM              053611109      627     8600 SH       SOLE                              8600
BP Amoco PLC                   COM              055622104     3583    60409 SH       SOLE                             60409
Bank One Corp                  COM              059438101     1513    47274 SH       SOLE                             47274
Barnes & Noble                 COM              067774109     1405    68100 SH       SOLE                             68100
Barrick Gold Corp              COM              067901108      324    18300 SH       SOLE                             18300
Baxter Intl Inc                COM              071813109      264     4200 SH       SOLE                              4200
BellSouth Corp                 COM              079860102      683    14600 SH       SOLE                             14600
Bemis Company                  COM              081437105      427    12250 SH       SOLE                             12250
Borders Group                  COM              099709107     1872   115200 SH       SOLE                            115200
Bristol Myers Squibb           COM              110122108     9356   145760 SH       SOLE                            145760
CVS Corp                       COM              585745102     2068    51850 SH       SOLE                             51850
CenterPoint Properties         COM              151895109     1244    34200 SH       SOLE                             34200
Chevron Corp                   COM              166751107      400     4612 SH       SOLE                              4612
Citigroup Inc                  COM              172967101      209     3750 SH       SOLE                              3750
Clayton Homes                  COM              184190106      508    55300 SH       SOLE                             55300
Compaq Computers               COM              204493100     1740    64300 SH       SOLE                             64300
Computer Sciences Corp.        COM              205363104     1382    14600 SH       SOLE                             14600
Compuware Corp                 COM              205638109     1237    33200 SH       SOLE                             33200
Duke-Weeks Realty              COM              264411505     1492    76500 SH       SOLE                             76500
El Paso Energy                 COM              283905107      877    22600 SH       SOLE                             22600
Emerson Elec                   COM              291011104     1285    22400 SH       SOLE                             22400
Equity Residential Properties  COM              29476L107      243     5700 SH       SOLE                              5700
Ericsson LM cl B               COM              294821400      453     6900 SH       SOLE                              6900
Ethan Allen                    COM              297602104     2738    85400 SH       SOLE                             85400
Exxon Mobil Corp               COM              30231g102     8990   111589 SH       SOLE                            111589
First American Bankshares      COM                             759     2300 SH       SOLE                              2300
Firstar Corp                   COM              33761C103      289    13680 SH       SOLE                             13680
Fiserv Inc                     COM              337738108     2615    68262 SH       SOLE                             68262
GTE Corp                       COM              362320103     1129    16000 SH       SOLE                             16000
Gannett Inc                    COM              364730101     4514    55350 SH       SOLE                             55350
General Electric               COM              369604103     9214    59540 SH       SOLE                             59540
Genuine Parts                  COM              372460105      348    14027 SH       SOLE                             14027
Gillette Co                    COM              375766102     4749   115302 SH       SOLE                            115302
Grainger W W                   COM              384802104      602    12600 SH       SOLE                             12600
Halliburton Co                 COM              406216101      711    17675 SH       SOLE                             17675
Health Care Realty Tr.         COM              421946104     2519   161200 SH       SOLE                            161200
Heinz H.J. Co                  COM              423074103     1765    44325 SH       SOLE                             44325
Hercules, Inc.                 COM              427056106      411    14750 SH       SOLE                             14750
Hewlett Packard                COM              428236103     5744    50500 SH       SOLE                             50500
Home Depot                     COM              437076102      273     3975 SH       SOLE                              3975
Hon Industries                 COM              438092108     2693   122750 SH       SOLE                            122750
Honeywell International Inc.   COM              438506107     3848    66698 SH       SOLE                             66698
Hospitality Properties         COM              44106m102     2852   149600 SH       SOLE                            149600
IBM Corp                       COM              459200101      351     3250 SH       SOLE                              3250
Illinois Tool Works            COM              452308109     2250    33300 SH       SOLE                             33300
Intel Corp                     COM              458140100     2240    27218 SH       SOLE                             27218
Johnson Controls               COM              478366107     1932    33961 SH       SOLE                             33961
Johnson&Johnson                COM              478160104     3856    41350 SH       SOLE                             41350
Kimberly Clark                 COM              494368103     5220    79770 SH       SOLE                             79770
Liberty Property               COM              531172104     3309   133700 SH       SOLE                            133700
Manpower Inc                   COM              56418H100      602    16000 SH       SOLE                             16000
Marcus Corp                    COM              566330106      331    24650 SH       SOLE                             24650
Marshall & Ilsley              COM              571834100     3823    60866 SH       SOLE                             60866
McDonalds Corp                 COM              580135101      625    15496 SH       SOLE                             15496
McGraw-Hill                    COM              580645109      431     7000 SH       SOLE                              7000
Merck & Co                     COM              589331107    11155   166030 SH       SOLE                            166030
Meredith Corp                  COM              589433101      775    18600 SH       SOLE                             18600
Microsoft Corp                 COM              594918104      734     6288 SH       SOLE                              6288
Mylan Labs Inc                 COM              628530107     2279    90500 SH       SOLE                             90500
Newell Rubbermaid Inc.         COM              651221061     2139    73775 SH       SOLE                             73775
Officemax Inc                  COM              67622m108     1332   245000 SH       SOLE                            245000
Pe Corp Com Pe Biosystems Grp  COM              69332s102      548     4556 SH       SOLE                              4556
Penney J C                     COM              708160106      329    16500 SH       SOLE                             16500
Pepsico, Inc.                  COM              713448108     2705    76750 SH       SOLE                             76750
Phillips Petroleum Co          COM              718507106      585    12450 SH       SOLE                             12450
Placer Dome                    COM              725906101      111    10300 SH       SOLE                             10300
Procter & Gamble               COM              742718109     2467    22513 SH       SOLE                             22513
Royal Dutch Petro              COM              780257705     5002    82600 SH       SOLE                             82600
SBC Commun Inc.                COM              78387G103     3075    63084 SH       SOLE                             63084
Schlumberger                   COM              806857108     3784    67422 SH       SOLE                             67422
Sherwin Williams Co.           COM              824348106     1493    71100 SH       SOLE                             71100
Sprint Corp                    COM              852061100      839    12470 SH       SOLE                             12470
Sysco Corp                     COM              871829107     5165   130550 SH       SOLE                            130550
TECO Energy Inc                COM              872375100     3000   161600 SH       SOLE                            161600
Thomas & Betts                 COM              884315102      375    11750 SH       SOLE                             11750
Transocean Sedco Forex Inc.    COM              g90078109      624    18534 SH       SOLE                             18534
Tribune Co                     COM              896047107     5269    95700 SH       SOLE                             95700
UNUMProvident Corp             COM              91529y106      285     8900 SH       SOLE                              8900
US West Inc  (New)             COM              912889102     1163    16152 SH       SOLE                             16152
Unocal Corp                    COM              915289102      305     9100 SH       SOLE                              9100
Vodafone Airtouch PLC 6/99 was COM              92857T107      884    17855 SH       SOLE                             17855
WPS Resources                  COM              92931B106      922    36700 SH       SOLE                             36700
Walgreen Co                    COM              931422109     2175    74370 SH       SOLE                             74370
Wallace Computer               COM              932270101     2201   132400 SH       SOLE                            132400
Warner Lambert                 COM              934488107     1849    22560 SH       SOLE                             22560
Wells Fargo  10/98 Exch. Norwe COM              949740104      647    16000 SH       SOLE                             16000
Wisconsin Energy               COM              976657106     2053   106671 SH       SOLE                            106671